Cover page Document	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2026
Entity Registrant Name	SHAKE SHACK INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36823
Entity Tax Identification Number	47-1941186
Entity Address, Address Line One	225 Varick Street
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	646
Local Phone Number	747-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001
Trading Symbol	SHAK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001620533
Amendment Flag	false